Share-based Compensation - Summary of weighted average assumptions (Details) - BSM Assumptions for Grants in 2026	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-based Compensation
Expected volatility	51.50%	50.30%
Risk-free interest rate	3.90%	3.70%
Expected term (in years)	6 years	5 years 10 months 24 days
Expected dividend yield	0.00%	0.00%